Finance Expenses - Summary of Finance Expenses (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance expense [abstract]
Interest expense	$ 32,077	$ 30,965
Finance expense - deferred revenue	4,182
Accretion on PER	2,305	2,363
Loss on settlement of long-term debt		13,102
Finance expenses	$ 38,564	$ 46,430